Drinker Biddle & Reath LLP

191 N. Wacker Drive, Suite 3700

Chicago, IL 60606-1698

(312) 569-1000 (Phone)

(312) 569-3000 (Facsimile)

www.drinkerbiddle.com

November 13, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: FS Series Trust (811-23216; 333-214851)

Ladies and Gentlemen:

Please accept for filing Post-Effective Amendment No. 10 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 13 under the Investment Company Act of 1940, as amended, to the registration statement on Form N-1A (the “Amendment”) of FS Series Trust (the “Trust”). The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act to register shares of a new series of the Trust, the FS Energy Total Return Fund (the “New Fund”). The New Fund is being registered as a “shell” portfolio of the Trust in connection with the pending reorganization of the FS Energy Total Return Fund (Registration No. 333-214232) into the New Fund, which is expected to occur in March of 2020.

Questions and comments may be directed to the undersigned at (312) 569-1107.

Very truly yours,

/s/ David L. Williams

David L. Williams, Esq.

Copy to:	Stephen S. Sypherd

Joshua B. Deringer